Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000009554 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.21%
C000009554 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000009554 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.78%
C000009554 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000009554 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000009553 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.21%
C000009553 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000009553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.78%
C000009553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000009553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%